Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Schedule of cash and investments by significant investment category
	Adjusted Cost	Change in Fair Value	Fair Value	Cash and Cash Equivalents

Cash	$1,073,436	$-	$1,073,436	$1,073,436
Certificates of deposit	250,015	-	250,015	250,015

Level 1:
Money market funds	701,243	-	701,243	701,243
U.S. Treasury securities	5,714,143	-	5,714,143	5,714,143
		-
Subtotal	6,415,386	-	6,415,386	6,415,386

Total	$7,738,837	$-	$7,738,837	$7,738,837